UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6800

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


    MAN-GLENWOOD LEXINGTON TEI,
    LLC


    CONSOLIDATED FINANCIAL STATEMENTS AS OF
    MARCH 31, 2004 AND INDEPENDENT AUDITORS'
    REPORT

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                        1

FINANCIAL STATEMENTS:

  Consolidated Statement of Assets and Liabilities                             2

  Consolidated Statement of Operations and Change in Net Assets                3

Notes to Consolidated Financial Statements                                   4-5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Member of
Man-Glenwood Lexington TEI, LLC:

We have audited the accompanying consolidated statements of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company"), as of March 31, 2004 and the statement of operations and changes in net assets for the period January 23, 2004 (inception) through March 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the management of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of March 31, 2004, and the consolidated results of its operations and changes in net assets for the period January 23, 2004 (inception) to March 31, 2004 in conformity with accounting principles generally accepted in the United States of America.


May 25, 2004

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Cash and cash equivalents                                         $  100,000
                                                                    ----------

TOTAL ASSETS                                                           100,000
                                                                    ----------

LIABILITIES:                                                              -
                                                                    ----------

NET ASSETS                                                          $  100,000
                                                                    ==========

COMPONENTS OF NET ASSETS:
  Represented by
    Capital transactions -- net                                        100,000
                                                                    ----------

NET ASSETS                                                          $  100,000
                                                                    ==========

NET ASSET VALUE PER UNIT

  (Net assets divided by 1,000 units of beneficial interest)        $   100.00
                                                                    ----------


See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 23, 2004 (INCEPTION) THROUGH MARCH 31, 2004
--------------------------------------------------------------------------------


INVESTMENT INCOME                                              $        -

EXPENSES                                                                -
                                                               -------------

NET INVESTMENT INCOME                                                   -

PROCEEDS FROM SHARES SOLD                                            100,000
                                                               -------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS             $     100,000
                                                               =============


See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

1.  ORGANIZATION

Man-Glenwood Lexington TEI, LLC (the "Company") is a newly formed Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company, designed for investment by tax-exempt and tax-deferred investors. The Company was formed on October 22, 2003.

The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC will in turn invest substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle.

Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investment Inc. ("MII"), an affiliate of the Adviser, will act as the Company's investor servicing agent and general distributor.

The Company's Board of Managers approved a Services Agreement with the Adviser, an Investor Servicing Agreement with MII, an Administrative and Escrow Agreement with SEI Investments Global Funds Services, a Custodian Agreement with SEI Private Trust Company, and a General Distributor's Agreement with MII.

The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly. The Company will also pay the Adviser an administrative services fee for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company will pay MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly.

The Adviser is contractually obligated to reimburse expenses in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005.

The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board of Managers of the Company in its sole discretion.

2.  ORGANIZATIONAL EXPENSES

The Adviser has agreed to assume all organizational costs of the Company, which are estimated at $250,000. Additionally, the Adviser has agreed to bear all organizational costs relating to TEI LDC.

3.  SUBSEQUENT EVENTS

Effective April 1, 2004 and May 1, 2004, the Company had subscriptions of $0 and $657,100, respectively.

MAN-GLENWOOD LEXINGTON TEI, LLC

FUND MANAGEMENT
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                          NUMBER          OTHER
                                    POSITION(S)       TERM OF OFFICE AND        PRINCIPAL OCCUPATION      OF FUNDS    DIRECTORSHIPS
     NAME, AGE AND ADDRESS        HELD WITH FUND     LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN        HELD
------------------------------------------------------------------------------------------------------------------------------------
John M. Kelly, 57                 Manager         Perpetual until resignation   Sales and marketing of      Three       None
Man Investments Inc.                              or removal                    hedge funds for the
123 N. Wacker Drive, 28th Floor                   Manager since 10/22/03        Man Investments
Chicago, Illinois 60606                                                         Division of Man Group
                                                                                plc

Marvin L. Damsma, 57              Manager         Perpetual until resignation   Director of Trust           Three       None
c/o Man-Glenwood Lexington                        or removal                    Investments for
Associates Portfolio, LLC                         Manager since 1/13/04         BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 61                Manager         Perpetual until resignation   Principal/partner of        Three       Quality
c/o Man-Glenwood Lexington                        or removal                    American Partners                       Systems Inc.
Associates Portfolio, LLC                         Manager since 1/13/04         Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                 organization
Chicago, Illinois 60606

Princicpal Officers Who Are Not Managers:

John B. Rowsell (46)              President and   Since 1/13/04                 President (2003) and member
                                  Principal                                     of Investment Committee
                                  Executive                                     (2001), Glenwood Capital
                                  Officer                                       Investments, L.L.C.
                                                                                (investment adviser);
                                                                                Investment Manager, McKinsey
                                                                                & Co. (consultant)

Alicia Derrah (46)                Treasurer and   Since 1/13/04                 Chief Financial Officer,
                                  Principal                                     Glenwood Capital
                                  Financial and                                 Investments, L.L.C.
                                  Accounting                                    (investment adviser)
                                  Officer

Robert Tucker (36)                Vice President  Since 1/13/04                 Chief Operating Officer
                                                                                (2002) of Glenwood Capital
                                                                                Investments, L.L.C. Manager
                                                                                of Fund Operations,
                                                                                portfolio management, and
                                                                                treasury functions, Man
                                                                                Group plc,; CFO and a
                                                                                director, Earthport plc
                                                                                (technology company)

Steven Zoric (33)                 Secretary       Since 1/13/04                 Head of U. S. Legal and
                                                                                Compliance, Man Investments
                                                                                Division of Man Group plc;
                                                                                Associate, Katten Muchin
                                                                                Zavis Rosenman (law) (April
                                                                                1997 to October 1999,
                                                                                August 2000 to July 2001);
                                                                                Futures and Commodities
                                                                                Compliance Manager, Morgan
                                                                                Stanley and Co. Inc. (Nov.
                                                                                1999 to July 2000)

ITEM 2.  CODE OF ETHICS.

As of March 31, 2004, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item ("All other fees").

----------------------------------------------------------------------------------------------------------------------
                  Audit fees              Audit-related fees       Tax fees                 All other fees
----------------------------------------------------------------------------------------------------------------------
                 3/31/2003   3/31/2004    3/31/2003    3/31/2004   3/31/2003    3/31/2004   3/31/2003    3/31/2004
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Registrant          $0        $11,200        $0           $0          $0           $0          $0           $0
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

     The following fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments LLC ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood ("control entities") that were pre-approved by the Registrant's audit committee:

----------------------------------------------------------------------------------------------------------------------
                           Audit-related fees            Tax fees(1)                     All other fees(2)
----------------------------------------------------------------------------------------------------------------------
                           3/31/2003     3/31/2004       3/31/2003      3/31/2004        3/31/2003      3/31/2004
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Glenwood and
control entities              $0            $0            $35,694       $173,055            $0           $20,000
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
         (1) Fees related to tax compliance and consulting.
         (2) Fees related to security counts.

Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington, LLC, and Man-Glenwood Lexington Associates Portfolio, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

The aggregate non-audit fees billed by the Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood and for services to control entities of Glenwood that provide ongoing services to the Registrant was $35,694 and $193,055 for the fiscal years ended March 31, 2003 and March 31, 2004, respectively.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Registrant will invest all or substantially all its investable assets through an investment in Man-Glenwood Lexington TEI, LDC which, in turn, will invest all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 11.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                      MAN-GLENWOOD LEXINGTON TEI, LLC


                                    By:   /s/ John B. Rowsell
                                          ---------------------------
                                          John B. Rowsell
                                          Principal Executive Officer

                                    Date: May 31, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                    By:   /s/ John B. Rowsell
                                          ---------------------------
                                          John B. Rowsell
                                          Principal Executive Officer

                                    Date: May 31, 2004


                                    By:   /s/ Alicia B. Derrah
                                          ---------------------------
                                          Alicia Derrah
                                          Principal Financial Officer

                                    Date: May 31, 2004

                                  EXHIBIT INDEX

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers

11(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended